Investment Strategy	Apr. 30, 2026
NEOS S&P 500(R) High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of stocks that make up the S&P 500® Index (the “S&P 500®” or the “Reference Index”) and a call options strategy, which consists of a mix of written (sold) call options and long (bought) call options on the S&P 500® Index (“SPX call options”). Under certain circumstances, the call options strategy may include transactions with covered call options. The Fund seeks to generate high income from the premiums earned from the SPX call options as well as the dividends received from the Fund’s equity holdings. The SPX call options seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the cost of buying the long, out-of-the-money SPX call options. The SPX options strategy is intended to generate high monthly income in a tax efficient manner, with the potential for upside participation when the underlying equity index appreciates. The Fund seeks tax efficient returns by utilizing index options that receive favorable tax treatment under Internal Revenue Code rules because they qualify as “Section 1256 Contracts.” Under these rules, each section 1256 contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, gains or losses on the Section 1256 contracts open at the end of the year, or terminated during the year, are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options. Opportunistically, the Fund may seek to take advantage of tax loss harvesting opportunities on the SPX call options and/or equity positions.

The S&P 500® is a market capitalization weighted index comprised of the securities of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.

The Fund, while not an index fund, will generally use a “replication” strategy to invest in the S&P 500®, meaning the Fund will generally invest in all of the component securities of the S&P 500® in the same approximate proportions as in the S&P 500®. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the S&P 500® whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the S&P 500® as a whole, when NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), believes it is in the best interests of the Fund (e.g., when replicating the S&P 500® involves practical difficulties or substantial costs, a S&P 500® constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the S&P 500®).

The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500®.

The Fund’s options strategy typically consists of at least two components: (i) written (sold) call options on the S&P 500® on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, and (ii) using a portion of the premium received to buy out-of-the-money call options on the same Reference Index to provide the potential for upside equity participation when the underlying index appreciates.

The Fund expects the total value of the written call options and the total value of the purchase call options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call options to purchase out-of-the-money call options. Call options written by the Fund will typically have a strike price that is close to the current price of the reference asset, and call options purchased by the Fund will typically have a strike price that is higher than the current price of the Reference Index asset.

The Fund focuses primarily on SPX call options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities).

The Fund is considered to be diversified. Because the Fund typically holds securities in proportion to their weight in the S&P 500®, the Fund may be non-diversified or diversified at times, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), as a result of changes in the composition of the S&P 500®. The Fund intends to be diversified in approximately the same proportion as the S&P 500® is diversified. As a “non-diversified” fund, the Fund could invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500®. As of the date of this Prospectus, the S&P 500® is diversified, and therefore as of that same date, the Fund is managed as diversified solely in accordance with the S&P 500®.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index. For purposes of the 80% policy, the value of such derivative instruments shall be determined on a daily mark-to-market basis.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index.
NEOS Enhanced Income Aggregate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of bonds of varying maturities and exchange-traded funds (“ETFs”) that invest 80% or more of their assets in bonds and forwards, options or futures contracts related to bonds.

The Fund is an actively-managed ETF that seeks to achieve its investment objective by (i) investing 80% or more of its assets in bonds or ETFs that invest 80% or more of their assets in bonds and forwards, options or futures contracts related to bonds and seek to obtain exposure to the performance of the US Aggregate Bond market or directly in the securities held by such ETFs (collectively, the “Underlying Investments”) and (ii) selling and purchasing S&P 500® Index put options (“SPX put options”) to generate income to the Fund beyond what is received from the Underlying Investments. For purposes of the 80% policy, the value of such forwards, options and futures contracts shall be determined on a daily mark-to-market basis.

The US Aggregate Bond market and ETFs that seek to replicate the performance of the US Aggregate Bond market index generally consist of U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the U.S. A significant portion of the US Aggregate Bond market and US Aggregate Bond market index ETFs generally consist of MBS and U.S. Treasury securities. The components of both may change over time.

The Fund’s SPX put option strategy seeks to generate monthly income for the Fund in addition to the yield it receives from the income and capital gains generated by the Underlying Investments. The options strategy utilizes a “put spread” consisting of the sale of SPX put options (“Short Puts”) with a notional value up to 100% of the Fund’s net assets and the purchase of SPX put options (“Long Puts”). NEOS Investment Management, LLC, the Fund’s adviser (the “Adviser”), may actively manage the written and purchased SPX put options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® Index. The SPX options strategy is intended to generate high monthly income in a tax efficient manner. The Fund seeks tax efficient returns by utilizing index options that receive favorable tax treatment under Internal Revenue Code rules because they qualify as “Section 1256 Contracts.” Under these rules, each section 1256 contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, gains or losses on the Section 1256 contracts open at the end of the year, or terminated during the year, are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options. Opportunistically, the Fund may seek to take advantage of tax loss harvesting opportunities on the SPX put options.

The Fund focuses primarily on SPX put options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities).

The Fund’s SPX put options strategy is designed to seek to generate a positive return in rising and flat equity markets and may generate a positive return in equity markets that are modestly declining, assuming the net premium collected from the options sold and purchased exceeds the net cost to close the positions.

The average portfolio duration of the Fund normally varies from 6 to 9 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

With respect to securities that the Fund directly holds, the Fund invests primarily in investment grade debt securities but may invest up to 30% of its total assets in high yield securities (junk bonds), as rated by Moody’s Investors Service, Inc., Standard & Poor’s Rating Services or Fitch Inc., or, if unrated, as determined by the Adviser. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Strategy Portfolio Concentration [Text]	The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of bonds of varying maturities and exchange-traded funds (“ETFs”) that invest 80% or more of their assets in bonds and forwards, options or futures contracts related to bonds.
NEOS Enhanced Income 1-3 Month T-Bill ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

NEOS Enhanced Income 1-3 Month T-Bill ETF (formerly called the NEOS Enhanced Income Cash Alternative ETF from inception to January 12, 2024) is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by (i) investing in 1-3 month T-Bills or in ETFs with substantial exposure to 1-3 month T-Bills (collectively, the “Underlying Investments”) and (ii) selling and purchasing S&P 500® Index put options (“SPX put options”) to generate income to the Fund beyond what is received from the Underlying Investments.

The Fund’s option strategy seeks to generate monthly income for the Fund in addition to the yield it receives from the Underlying Investments. The options strategy utilizes a “put spread” consisting of the sale of exchange listed put options (“Short Puts”) with a notional value up to 100% of the Fund’s net assets and the purchase of put options (“Long Puts”). The Fund’s adviser, NEOS Investment Management, LLC (the “Adviser”) may actively manage the written and purchased SPX put options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® Index. The SPX options strategy is intended to generate high monthly income in a tax efficient manner. The Fund seeks tax efficient returns by utilizing index options that receive favorable tax treatment under Internal Revenue Code rules because they qualify as “Section 1256 Contracts.” Under these rules, each section 1256 contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, gains or losses on the Section 1256 contracts open at the end of the year, or terminated during the year, are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options. Opportunistically, the Fund may seek to take advantage of tax loss harvesting opportunities on the SPX put options.

The Fund focuses primarily on SPX put options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities).

The Fund invests under normal circumstances at least 80% of its assets in 1-3 month T-Bills, which may be represented by ETFs that invest 80% or more of their assets in US 1-3 month T-Bills, and forwards, options, futures contracts or swap agreements related to such bills. For purposes of the 80% policy, the value of such options, futures contracts and swap agreements shall be determined on a daily mark-to-market basis.

The Fund’s options strategy is designed to seek to generate a positive return in rising and flat equity markets and may generate a positive return in equity markets that are modestly declining, assuming the net premium collected from the options sold and purchased exceeds the net cost to close the positions.

The average portfolio duration of the Fund will vary based on the Adviser’s market forecasts and is expected to be 1-3months. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Strategy Portfolio Concentration [Text]	The Fund invests under normal circumstances at least 80% of its assets in 1-3 month T-Bills, which may be represented by ETFs that invest 80% or more of their assets in US 1-3 month T-Bills, and forwards, options, futures contracts or swap agreements related to such bills.
NEOS Nasdaq-100(R) High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of stocks that make up the Nasdaq-100® Index (the “Nasdaq-100®” or the “Reference Index”) and a call options strategy, that consists of written (sold) call options on the Nasdaq-100® Index (“NDX® call options”). The Fund seeks to generate high monthly income from the premiums earned from the NDX® call options as well as the dividends received from the Fund’s equity holdings. The Adviser may under certain circumstances enter a call spread strategy where it purchases long (bought) calls in addition to the written (sold) call options. The Adviser will seek to generate a net-credit in the call spread. The net credit is the difference between the premium received by the Fund from the sale of the call options and the cost of buying the long, out-of-the-money NDX® call options. The goal of the NDX® options strategy is to generate high monthly income in a tax efficient manner. The strategy also offers the potential for upside participation when the underlying equity index appreciates. The Fund seeks tax efficient returns by utilizing index options such as NDX® call options that qualify as “Section 1256 Contracts.” If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Internal Revenue Code rules, they will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce a capital gain or loss, such gain or loss on the Contracts open at the end of the year, or terminated during the year, are treated as 60% long term gains and 40% short term gains. Such favorable tax treatment is regardless of how long the Contracts were held. The Fund may seek to take advantage of tax loss harvesting opportunities on its NDX® call options and/or equity positions. This can be accomplished by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index. For purposes of the 80% policy, the value of such derivative instruments shall be determined on a daily mark-to-market basis.

The Nasdaq-100® is a market capitalization weighted index comprised of the securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. Such securities may include companies domiciled domestically or internationally (including in emerging markets), and may include common stocks, ordinary shares, depositary receipts representing interests in non-U.S. companies, and tracking stocks. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.

The Fund will generally invest in the Nasdaq-100, meaning the Fund will generally invest in all of the component securities of the Nasdaq-100 in the same approximate proportions as in the Nasdaq-100 (often called a “replication strategy).” However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Nasdaq-100® whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Nasdaq-100® as a whole, when NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), believes it is in the best interests of the Fund (e.g., when replicating the Nasdaq-100® involves practical difficulties or substantial costs, a Nasdaq-100® constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Nasdaq-100®).

From time to time, the Adviser actively manages the written and purchased call options prior to their expiration in an attempt to capture gains and minimize losses due to the movement of the Nasdaq-100®Index.

The Fund’s options strategy typically consists of written (sold) call options on the Nasdaq-100® on up to 100% of the value of the equity securities held by the Fund, with the goal of generating premium from such options. The Fund may use a portion of this premium to buy out-of-the-money call options on the Nasdaq-100®, which would potentially provide upside equity participation when the Nasdaq-100® appreciates.

The Fund expects the total value of the written call options and the total value of the purchased call options to each be up to 100% of the Fund’s net assets. The Fund may use a portion of the premium received from writing call options to purchase out-of-the-money call options. Call options written by the Fund will typically have a strike price that is close to the current price of the reference asset, and if call options are purchased by the Fund they will typically have a strike price that is higher than the current price of the Reference Index asset.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

The Fund intends to be diversified in approximately the same proportion as the Reference Index is diversified. The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Reference Index. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Reference Index. As of the date of this Prospectus, the Reference Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified solely in accordance with the Reference Index.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations' only relationship to Neos Investment Management LLC (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100 Index®, NDX®, Nasdaq-100®, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of Nasdaq-100 Index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index.
NEOS Bitcoin High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by:

(i) investing in exchange-traded spot Bitcoin ETPs (the “Spot Bitcoin ETPs”) primarily through a controlled foreign corporation and in some cases by directly investing in Bitcoin ETPs,

(ii)  obtaining indirect exposure to Bitcoin through by employing an options strategy that consists of selling (writing) put options and buying call options at the same strike price on one or more Bitcoin-related instruments (defined below), and

(iii) utilizing a call options strategy to provide high monthly income, which primarily consists of selling (writing) call options on one or more Bitcoin-related instruments.

Spot Bitcoin ETPs

Spot Bitcoin ETPs are funds that track the price of Bitcoin by directly holding actual Bitcoin (called “spot”) as their underlying asset. Bitcoin Spot ETPs seek to provide the performance of the price of Bitcoin before the payment of fees and expenses. The price of the Spot Bitcoin ETP fluctuates with the price of Bitcoin in crypto asset markets. The Fund will hold shares of the Spot Bitcoin ETPs in a wholly owned and controlled foreign subsidiary of the Fund organized under the laws of the Cayman Islands (the NEOS Bitcoin High Income Portfolio CFC (the “Cayman Subsidiary” or “Subsidiary”). The Fund may also hold shares of the Spot Bitcoin ETPs directly, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies.

Cayman Subsidiary

The Fund expects to gain indirect exposure to the Spot Bitcoin ETPs by investing up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is advised by the Adviser. Unlike the Fund, the Subsidiary may directly invest without limitation in Spot Bitcoin ETPs; however, the Subsidiary will comply with the same derivatives rule requirements under the Investment Company Act of 1940, as amended (“1940 Act”), when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals).

Options on Bitcoin-Related Instruments

There are two parts to the Bitcoin options strategy: (1) utilizing a “synthetic strategy” to gain exposure to Bitcoin, and (2) writing (selling) call options on one or more Bitcoin-related instruments to generate high monthly income for the Fund. A “Bitcoin-related instrument” is defined as Bitcoin, an ETF that principally invests in Bitcoin futures contracts (a “Bitcoin Futures ETF”), Spot Bitcoin ETPs, or an index that uses Bitcoin, Bitcoin Futures ETFs, and/or Spot Bitcoin ETPs as the reference asset.

When the Fund sells (writes) a call option, it creates a contract between the option writer (the Fund) and the option buyer (counterparty). The writer of the call option receives an amount (premium) for writing the option. The contract provides the counterparty with the right to buy the reference asset for a pre-specified price (strike price) by a pre-specified date (expiration date). However, no obligation is created for the counterparty, who is not forced to buy the reference asset (exercising the option) by the expiration date. If the price of the reference asset is greater than the strike price at the expiration date, the counterparty will exercise their option. This obligates the writer to sell the reference asset to the counterparty (buyer) at the pre-specified price, which will be at a price below the market price, resulting in a loss for the writer and an equivalent profit for the holder. If the price of the reference asset is lower than or equal to the strike price at the expiration date, the counterparty (buyer) will not exercise its option. It will expire as worthless, which results in a profit for the writer and an equivalent loss for the holder.

To implement the Bitcoin options strategy, the Fund invests in traditional exchange-traded options and/or FLexible EXchange® options (“FLEX Options”), and/or over-the-counter options that utilize a Bitcoin-related instrument as the reference asset. The Fund will only invest in options contracts including FLEX Options that are listed, traded and cleared on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options.

Synthetic Options Strategy

The Fund primarily derives its long exposure to Bitcoin by trading options that use a Bitcoin-related instrument as the reference asset; however, the Fund may hold some shares of the Bitcoin Futures ETF or reference asset of a Bitcoin-related instrument directly. Because the Fund’s long exposure to Bitcoin is primarily obtained via options instead of owning the reference asset, the Fund’s exposure is considered to be “synthetic.” The synthetic exposure is created through the combination of purchasing call options and selling put options generally at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the price returns of Bitcoin. The Fund will primarily gain exposure to increases in value experienced by Bitcoin through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by Bitcoin through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of Bitcoin both on the upside and downside.

Option Income Strategy

In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund will primarily derive its exposure to Bitcoin through the use of options contracts that use a Bitcoin-related instrument as the reference asset. This distinction causes the Fund’s strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to the Bitcoin. The Fund’s writing (selling) of call options on a Bitcoin-related instrument will limit the Fund’s ability to participate in increases in value of Bitcoin beyond a certain point. If the share price of the a Bitcoin-related instrument increases, the above-referenced synthetic long exposure and Spot Bitcoin ETPs would allow the Fund to experience similar percentage gains. However, if the a Bitcoin-related instrument share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has written to generate income, the Fund will lose money on those written call positions, and the losses will, in turn, limit the upside return of the synthetic long exposure and Spot Bitcoin ETPs. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure, Spot Bitcoin ETPs and the call options written on a Bitcoin-related instrument ) will limit the Fund’s participation in gains of Bitcoin beyond a certain point. This strategy effectively converts a portion of the potential upside of the price return growth of Bitcoin into current income. It is expected that the call options written by the Fund will generally have expirations of approximately one month and will be held to or close to expiration. The options that are not held to expiration will be replaced by similar options that have a later expiration.

The Adviser utilizes a proprietary, rules-based, systematic model to manage the Fund’s options positions. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses due to the movement of a Bitcoin-related instrument.

The Fund will only hold shares of a Bitcoin Futures ETF in limited circumstances. The Fund will need to buy shares of the reference Bitcoin Futures ETF if the written Bitcoin Futures ETF call options are exercised by the holder and called away. Shares of the Bitcoin Futures ETF would be purchased to deliver the exercised portion of the call options.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, as collateral. To the extent that the Fund directly invests in Spot Bitcoin ETPs (i.e., not through the Subsidiary), the Spot Bitcoin ETPs may also be eligible to be used as collateral.

The Fund’s options income strategy may also consist of a bear call spread strategy when the Adviser believes Bitcoin’s price will decrease, remain unchanged, or only increase slightly. In a bear call option spread, the Fund writes an out of the money call option on a Bitcoin-related instrument while also purchasing a call option on the Bitcoin-related instrument that is further out-of-the-money. A call option is “out-of-the money” if the underlying price of the Bitcoin-related instrument is less than the strike price of the option.

The bear call options spread strategy seeks to generate a net-credit. A bear call spread is a two-part options strategy. It involves selling a call option, and collecting an upfront option premium, while simultaneously purchasing or owning a second call option with the same expiration date but a higher strike price. In times when a long call is owned the Fund seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the cost of buying the long, out-of-the-money call options.

The Bitcoin Futures ETFs seek to provide investment results that correspond to the performance of Bitcoin through investments in Bitcoin futures contracts. Unlike the Bitcoin Spot ETPs, the Bitcoin Futures ETFs do not invest directly in Bitcoin.

In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from the Spot Bitcoin ETPs and/or Bitcoin Futures ETF positions to offset realized taxable gains of the Spot Bitcoin ETPs and/or Bitcoin Futures ETFs.

The Fund does not invest in Bitcoin directly.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies, resulting in high portfolio turnover. The Fund is considered to be non-diversified.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Spot Bitcoin ETPs and/or options on a Bitcoin-related instrument. For purposes of the fund’s name policy, the value of such derivative instruments shall be valued at their notional value.

Description of Bitcoin

Bitcoin is a digital asset that operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape.

Description of the Bitcoin Blockchain

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, become extremely difficult to reverse and tamper with. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain

Bitcoin is a digital currency that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital currency. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases

Although the Bitcoin blockchain and its native crypto asset, Bitcoin, were specifically designed to be used as a general-purpose alternative payment system, both Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

●	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances, although Bitcoin is not widely used in this manner at present.

●	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.

●	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions. However, unlike the scripting language of blockchain platforms such as Ethereum, the scripting language of the Bitcoin blockchain is not Turing-complete and therefore is much more limited in the types of smart contracts and potential applications it can support. Please see “Bitcoin Risk” for additional information about the Ethereum network compared to the Bitcoin blockchain.

●	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. Currently, these applications are extremely limited and/or speculative.

●	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in Spot Bitcoin ETPs and/or options on a Bitcoin-related instrument. For purposes of the fund’s name policy, the value of such derivative instruments shall be valued at their notional value.
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed ETF that seeks to achieve its investment objective by: (i) investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury securities with remaining maturities of greater than or equal to 20 years (“20+ Treasuries”) and/or ETFs that invest at least 80% of their net assets in 20+ Treasuries and/or forwards, options or futures contracts linked to 20+ Treasuries (collectively, the “Underlying Investments”); and (ii) selling and purchasing S&P 500® Index put options (“SPX put options”) to generate income for the Fund beyond what is received from the Underlying Investments. For purposes of the 80% policy, the value of forwards, options and futures contracts shall be valued at their notional value.

The 20+ Treasuries consist of U.S. Treasury bonds, notes and other public obligations of the US Treasury with remaining maturities of greater than or equal to 20 years. The 20+ Treasuries generally are fixed-rate and denominated in U.S. dollars.

The Fund’s SPX put option strategy seeks to generate monthly income for the Fund in addition to the yield it receives from the Underlying Investments. The options strategy utilizes a “put spread” consisting of the sale of SPX put options (“Short Puts”) with a notional value up to 100% of the Fund’s net assets and the purchase of SPX put options (“Long Puts”). NEOS Investment Management, LLC, the Fund’s adviser (the “Adviser”), may actively manage the written and purchased SPX put options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® Index. The SPX options strategy is intended to generate monthly income in a tax efficient manner. The Fund seeks tax efficient returns by utilizing index options that receive favorable tax treatment under Internal Revenue Code rules because they qualify as “Section 1256 Contracts.” Under these rules, each section 1256 contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, gains or losses on the Section 1256 contracts open at the end of the year, or terminated during the year, are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options. Opportunistically, the Fund may seek to take advantage of tax loss harvesting opportunities on the SPX put options.

The Fund focuses primarily on SPX put options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities).

The Fund’s SPX put options strategy is designed to seek to generate a positive return in rising and flat equity markets and may generate a positive return in equity markets that are modestly declining, assuming the net premium collected from the options sold and purchased exceeds the net cost to close the positions.

The average portfolio duration of the Fund normally varies from 20 to 30 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, a duration of “one” means that a 1% increase in interest rates (assuming a parallel shift in yield curve) would result in a 1% decline in the price of a portfolio or security.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Strategy Portfolio Concentration [Text]	The Fund is an actively-managed ETF that seeks to achieve its investment objective by: (i) investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury securities with remaining maturities of greater than or equal to 20 years (“20+ Treasuries”) and/or ETFs that invest at least 80% of their net assets in 20+ Treasuries and/or forwards, options or futures contracts linked to 20+ Treasuries (collectively, the “Underlying Investments”); and (ii) selling and purchasing S&P 500® Index put options (“SPX put options”) to generate income for the Fund beyond what is received from the Underlying Investments.
NEOS Enhanced Income Credit Select ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively-managed ETF that seeks to achieve its investment objective by (i) investing 80% or more of its net assets in bonds or ETFs that invest 80% or more of their assets in bonds (“Underlying Investments”) and (ii) selling and purchasing S&P 500® Index put options (“SPX put options”) to generate income to the Fund beyond what is received from the Underlying Investments. For purposes of the 80% policy, the Fund may gain exposure to the Underlying Investments through derivatives such as forwards, options, and futures, and the value of such forwards, options and futures contracts shall be determined on a daily mark-to-market basis.

To achieve its investment objective, the Fund will generally invest in a combination of (i) U.S. high-yield debt securities (commonly known as “junk” bonds, and referred to herein as “High-Yield Securities”) and (ii) U.S. investment grade debt securities and U.S. Treasury debt obligations (collectively, “Investment Grade Securities”). Debt securities are also known as fixed-income securities. The Fund defines High-Yield Securities as those rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) and defines Investment Grade Securities as those rated Baa or better by Moody’s or BBB or better by S&P or Fitch or, if securities are unrated, as determined by NEOS Investment Management LLC (the “Adviser”) to be of similar credit quality.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe ETFs, such as the Fund, whose primary investment strategy involves investing in other investment companies, such as exchange traded funds (“ETFs”).

Although the Fund may invest directly in debt securities, it will primarily invest in such securities indirectly through ETFs that invest primarily in debt securities.

The Adviser allocates assets between High-Yield Securities and Investment Grade Securities using a proprietary quantitative model developed with the assistance of a third-party research provider. This strategy employs a combination of short-, intermediate- and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for High-Yield Securities. In allocating portfolio investments between High-Yield Securities and Investment Grade Securities, the Adviser may consider multiple factors, including those related to credit, duration, Federal Reserve policy and the Adviser’s expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. Duration is a measure of price sensitivity relative to interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years would vary by two percent. The Adviser selects securities for their potential for interest income, capital appreciation, or both. The Fund invests without restriction as to issuer credit quality, capitalization or security maturity.

The Fund’s SPX put option strategy seeks to generate monthly income for the Fund in addition to the yield it receives from the income and capital gains generated by the Underlying Investments. The options strategy utilizes a “put spread” consisting of the sale of SPX put options (“Short Puts”) with a notional value up to 100% of the Fund’s net assets and the purchase of SPX put options (“Long Puts”). The Adviser may actively manage the written and purchased SPX put options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® Index. The SPX options strategy is intended to generate high monthly income in a tax efficient manner. The Fund seeks tax efficient returns by utilizing index options that receive favorable tax treatment under Internal Revenue Code rules because they qualify as “Section 1256 Contracts.” Under these rules, each section 1256 contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, gains or losses on the Section 1256 contracts open at the end of the year, or terminated during the year, are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options. Opportunistically, the Fund may seek to take advantage of tax loss harvesting opportunities on the SPX put options.

The Fund focuses primarily on SPX put options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities).

The Fund’s SPX put options strategy is designed to seek to generate a positive return in rising and flat fixed-income markets and may generate a positive return in fixed-income markets that are modestly declining, assuming the net premium collected from the options sold and purchased exceeds the net cost to close the positions.

The Fund may invest from time-to-time in short-term investments including money market funds.

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested directly or indirectly in U.S. bonds. The Fund shareholders will be provided with at least 60 days’ prior notice of any change to the foregoing policy.

The Fund’s investment allocations may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other ETFs. Portfolio turnover is a ratio that indicates how often the securities in an ETF’s portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be significantly greater than 100%.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested directly or indirectly in U.S. bonds.
NEOS Nasdaq-100(R) Hedged Equity Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of the stocks included in the Nasdaq-100® Index (the “Nasdaq-100®” or the “Reference Index”) and a put spread options collar (i.e., a mix of written (sold) call options, long (bought) put options, and written (sold) put options) on the Nasdaq-100. The Fund seeks to generate tax efficient monthly income from a combination of the dividends received from the Fund’s equity holdings and the premiums earned from the put spread options collar. The put spread options collar seeks to generate a net-credit by receiving premium from the sale of the call and put options that is greater than the cost of buying the protective put options. The put spread options collar is designed to reduce the Fund’s volatility and provide a measure of downside protection, but upside gains will be limited.

The Nasdaq-100® is a market capitalization weighted index comprised of the securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC based on their market capitalization. Such securities may include companies domiciled domestically or internationally (including in emerging markets), and may include common stocks, ordinary shares, depositary receipts representing interests in non-U.S. companies, and tracking stocks. As of March 31, 2026, the Nasdaq-100® had significant exposure to companies in the information technology sector. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.

The Fund will generally use a “replication” strategy to invest in the Nasdaq-100®, meaning the Fund will generally invest in all of the component securities of the Nasdaq-100® in the same approximate proportions as in the Nasdaq-100®. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Nasdaq-100® whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Nasdaq-100 as a whole, when NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”) believes it is in the best interests of the Fund (e.g., when replicating the Nasdaq-100® involves practical difficulties or substantial costs, a Nasdaq-100® constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Nasdaq-100®). The Fund rebalances the equity positions of its investment portfolio to correspond to the extent reasonably possible each time the Nasdaq-100® Index reconstitutes.  The Nasdaq-100® reconstitutes annually and often reconstitutes quarterly.  In some cases, there are special reconstitutions of the Nasdaq-100®.

The Adviser generally utilizes a proprietary, systematic rules-based model to manage the Fund’s options positions in an objective manner, which may signal the written call options should be closed prior to expiration to potentially capture gains and minimize losses due to the movement of the Nasdaq-100® (e.g., after an increase in the Nasdaq-100®, the model may indicate that the short call should be closed so the Fund can capture more upside potential in the reference asset, or the model may determine most of the premium derived from the sale of the call has been captured due to a falling market).

The Fund’s put spread options collar strategy typically consists of three components: (i) selling call options on the Nasdaq-100® or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities and (iii) selling put options on the Nasdaq-100® to generate additional premium.

●	Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.

●	Put Options. When the Fund purchases a put option, the Fund pays an amount (premium) to acquire the right to sell shares of a reference asset at a strike price until the expiration date. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid. A written (sold) put option gives the seller the obligation to buy shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the reference asset depreciates below the strike price and the holder exercises the put option, the Fund will have to pay the difference between the value of the reference asset and the strike price. In the event the reference asset appreciates and does not fall below the strike prices, the put option may end up worthless and the Fund retains the premium.

The options purchased or sold by the Fund will typically have an expiration date approximately 6 weeks from the time of purchase or sale. Options are rolled at the end of the month. The written calls and puts along with purchased puts for the new put spread collar are reset to current market levels. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call and put options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. Put options written will typically have a strike price that is lower than the long put option. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.

The Fund seeks tax efficient returns by utilizing index options that qualify as “Section 1256 Contracts.” If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Internal Revenue Code rules, they will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, such gain or loss on the Contracts open at the end of the year, or terminated during the year, will be treated as 60% long term and 40% short term, instead of 100% short term gains. The Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions. This can be accomplished by taking investment losses from certain equity to offset realized and/or options positions to offset realized taxable gains of equities and/or options positions.

The Fund is considered to be non-diversified. The Fund intends to be diversified in approximately the same proportion as the Reference Index is diversified. The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Reference Index. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Reference Index. As of the date of this Prospectus, the Reference Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified solely in accordance with the Reference Index.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index. The remaining 20% may hold cash or cash items under certain market conditions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index.
NEOS Real Estate High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by (i) investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of real estate companies, which the Fund defines as those companies included in the Dow Jones U.S. Real Estate Capped Index (the “Index”) ; and (ii) utilizing a call options strategy to provide high monthly income, which primarily consists of writing (selling) call options on one or more ETFs that seek to track the Index (“RE call options”). The Fund seeks equity appreciation through its investments in real estate companies and seeks to generate high monthly income from the premiums earned from writing the RE call options as well as the dividends received from the Fund’s equity holdings.

The Index is designed to track the performance of U.S. real estate investment trusts (“REITs”) and may also contain U.S. companies that invest directly or indirectly in real estate through development, management, or ownership, including property agencies, with a cap applied to ensure diversification among companies within the Index. Property agencies are companies that provide services to real estate companies but do not own the properties themselves. Examples of the REIT sub-sectors included in the Index are data center, industrial, retail, health care, multi-family residential, real estate services, self-storage and telecom tower REITs. Capped indexes such as the Index are designed to limit the influence of any single stock within the index. In this case, the Index rules provide that no single stock may account for more than 10% of the Index. The Index is rebalanced for a number of reasons including to bring positions in one or more constituents back below the 10% limit. The Reference Index rebalances annually in September with quarterly reviews in December, March, and June. The Index generally consists of from 60 to 70 constituents. As of March 30, 2026, a significant portion of the Index was represented by companies in the REIT industry or sector.

The Fund primarily executes the options strategy by writing (selling) covered RE call options on the Index and/or more ETFs that seeks to track the Index (the “Index ETFs”). The RE call options are covered because at the time the Fund sells the option, the Fund owns a portfolio of real estate securities that make up the Index. The Fund’s writing (selling) of RE call options will limit the Fund’s ability to participate in increases in value of the Index beyond a certain point. If the value of the Index increases, the Fund’s exposure to the Index would allow the Fund to experience similar percentage gains. However, if the value of the Index appreciates beyond the strike price of one or more of the RE call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s exposure to the Index. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to real estate companies that make up the Index and the written RE call options) will limit the Fund’s participation in gains of Index beyond a certain point. This strategy effectively converts a portion of the potential upside of the Index into current income.

The call options written (sold) may either be traditional exchange-traded options and/or FLexible EXchange (“FLEX”) options. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options.

As an alternative to the covered call writing strategy, the Adviser may under certain circumstances enter a call spread strategy where it purchases long (bought) RE call options in addition to the written (sold) RE call options. The Adviser will seek to generate a net-credit in the call spread. The net credit is the difference between the premium received by the Fund from the sale of the call options and the cost of buying the long, out-of-the-money RE call options. The goal of the RE options strategy is to generate high monthly income. The strategy also offers the potential for upside participation when the Index appreciates.

From time to time, the Adviser actively manages the written and purchased call options prior to their expiration in an attempt to capture gains and minimize losses due to the movement of the Index.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of real estate companies. The Fund defines real estate companies as those included in the Index. The Fund may obtain its exposure to real estate companies by directly investing in the securities of real estate companies and/or derivatives linked to real estate companies. For purposes of the 80% policy, the value of such derivative instruments shall be valued at their notional value.

The Fund is considered to be non-diversified. Because the Fund typically holds securities in proportion to their weight in the Index, the Fund may be non-diversified or diversified at times, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), as a result of changes in the composition of the Index. The Fund intends to be diversified in approximately the same proportion as the Index is diversified. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund were to cross from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index. As of the date of this Prospectus, the Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified solely in accordance with the Index.

Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of real estate companies.
NEOS Russell 2000 High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by (i) investing in one or more ETFs that seeks to track the Russell 2000® Index ("Russell 2000 Underlying ETFs"), a portfolio of stocks that make up the Russell 2000® Index (the “Russell 2000” or the “Reference Index”), or a combination thereof; and (ii) utilizing a call options strategy to provide high monthly income, which primarily consists of writing (selling) call options on the Russell 2000® (“RUT call options”). The Fund seeks equity appreciation through its investments in Russell 2000 Underlying ETFs" and/or a portfolio of stocks that make up the Russell 2000® Index. The Fund seeks to generate high monthly income from the premiums earned from the RUT call options as well as the dividends received from the Fund’s equity holdings.

The Fund primarily executes the options strategy by writing (selling) covered RUT call options. The RUT call options are covered because the Fund owns shares of the Russell 2000 Underlying ETFs and/or a portfolio of stocks that make up the Russell 2000® at the time it sells the option. The Fund’s writing (selling) of RUT call options will limit the Fund’s ability to participate in increases in value of the Russell 2000® beyond a certain point. If the value of the Russell 2000® increases, the Fund’s exposure to the Russell 2000® would allow the Fund to experience similar percentage gains. However, if the value of the Russell 2000® appreciates beyond the strike price of one or more of the RUT call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s exposure to the Russell 2000®. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to the Russell 2000® and the written RUT call options) will limit the Fund’s participation in gains of Russell 2000® beyond a certain point. This strategy effectively converts a portion of the potential upside of the Russell 2000® into current income.

As an alternative to the covered call writing strategy, the Adviser may under certain circumstances enter a call spread strategy where it purchases long (bought) RUT call options in addition to the written (sold) RUT call options. The Adviser will seek to generate a net-credit in the call spread. The net credit is the difference between the premium received by the Fund from the sale of the call options and the cost of buying the long, out-of-the-money RUT call options. The goal of the RUT options strategy is to generate high monthly income in a tax efficient manner. The strategy also offers the potential for upside participation when the Reference Index appreciates. The Fund seeks tax efficient returns by utilizing index options such as RUT call options that qualify as “Section 1256 Contracts.” If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Internal Revenue Code rules, they will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce a capital gain or loss, such gain or loss on the 1256 Contracts open at the end of the year, or terminated during the year, are treated as 60% long term gains and 40% short term gains. Such favorable tax treatment is regardless of how long the Contracts were held. The Fund may seek to take advantage of tax loss harvesting opportunities on its RUT call options and/or equity positions. This can be accomplished by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options.

From time to time, the Adviser actively manages the written and purchased call options prior to their expiration in an attempt to capture gains and minimize losses due to the movement of the Russell 2000®.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities, or derivative instruments linked to equity securities, of companies that are included in the Reference Index, primarily by purchasing one or more Russell 2000 Underlying ETFs. For purposes of the 80% policy, the value of such derivative instruments shall be valued at their notional value.

The Russell 2000® Index is a market capitalization index comprised of securities of approximately 2,000 leading U.S.-listed companies. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index, which is designed to represent approximately 98% of the investable US equity market. The Russell 2000® Index includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. As of March 31, 2026, the Russell 2000® had significant exposure to companies in the financials, health care, and industrials sectors. The Russell 2000® is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Fund, while not an index fund, will generally use a “replication” strategy to invest in the Russell 2000®, meaning the Fund will most often invest in one or more Russell 2000 Underlying ETFs, all of the component securities of the Russell 2000® in the same approximate proportions as in the Russell 2000®, or a combination thereof. However, the Fund may in limited circumstances use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Russell 2000® whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Russell 2000® as a whole, when NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), believes it is in the best interests of the Fund (e.g., when replicating the Russell 2000® Index involves practical difficulties or substantial costs, a Russell 2000 constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Russell 2000®).

The Fund is considered to be diversified. Because the Fund typically holds securities in proportion to their weight in the Russell 2000®, the Fund may be non-diversified or diversified at times, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), as a result of changes in the composition of the Russell 2000®. The Fund intends to be diversified in approximately the same proportion as the Russell 2000® is diversified. As a “non-diversified” fund, the Fund could invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Russell 2000®. As of the date of this Prospectus, the Russell 2000® is diversified, and therefore as of that same date, the Fund is managed as diversified solely in accordance with the Russell 2000®. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities, or derivative instruments linked to equity securities, of companies that are included in the Reference Index, primarily by purchasing one or more Russell 2000 Underlying ETFs.
NEOS S&P 500(R) Hedged Equity Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of the stocks included in the S&P 500® Index (the “S&P 500®” or the “Reference Index”) and a put spread options collar (i.e., a mix of written (sold) call options, long (bought) put options, and written (sold) put options) on the S&P 500®. The Fund seeks to generate tax efficient monthly income from a combination of the dividends received from the Fund’s equity holdings and the premiums earned from the put spread options collar. The put spread options collar seeks to generate a net-credit by receiving premium from the sale of the call and put options that is greater than the cost of buying the protective put options. The put spread options collar is designed to reduce the Fund’s volatility and provide a measure of downside protection, but upside gains will be limited.

The S&P 500® is a market capitalization weighted index comprised of the securities of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. As of March 31, 2026, a significant portion of the Reference Index was represented by securities of companies in the information technology sector. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.

The Fund, while not an index fund, will generally use a “replication” strategy to invest in the S&P 500®, meaning the Fund will generally invest in all of the component securities of the S&P 500® in the same approximate proportions as in the S&P 500®. However, the Fund may in limited circumstances use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the S&P 500® whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the S&P 500® as a whole, when NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”) believes it is in the best interests of the Fund (e.g., when replicating the S&P 500® involves practical difficulties or substantial costs, a S&P 500® constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the S&P 500®). The Fund rebalances the equity positions of its investment portfolio to correspond to the extent reasonably possible each time the S&P 500® Index reconstitutes. The S&P 500® reconstitutes annually and often reconstitutes quarterly. In some cases, there are special reconstitutions of the S&P 500®.

The Adviser generally utilizes a proprietary, systematic rules-based model to manage the Fund’s options positions in an objective manner, which may signal the written call options should be closed prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® (e.g., after an increase in the S&P 500®, the model may indicate that the short call should be closed so the Fund can capture more upside potential in the reference asset, or the model may determine most of the premium derived from the sale of the call has been captured due to a falling market).

The Fund’s put spread options collar strategy typically consists of three components: (i) selling call options on the S&P 500® or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities and (iii) selling put options on the S&P 500® to generate additional premium.

The options purchased or sold by the Fund will typically have an expiration date approximately 6 weeks from the time of purchase or sale. Options are rolled at the end of the month. The written calls and puts along with purchased puts for the new put spread collar are reset to current market levels. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call and put options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. Put options written will typically have a strike price that is lower than the long put option. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.

The Fund seeks tax efficient returns by utilizing index options that qualify as “Section 1256 Contracts.” If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Internal Revenue Code rules, they will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, such gain or loss on the Contracts open at the end of the year, or terminated during the year, will be treated as 60% long term and 40% short term, instead of 100% short term gains. The Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions. This can be accomplished by taking investment losses from certain equity to offset realized and/or options positions to offset realized taxable gains of equities and/or options positions.

The Fund is considered to be diversified. Because the Fund typically holds securities in proportion to their weight in the S&P 500®, the Fund may be non-diversified or diversified at times, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), as a result of changes in the composition of the S&P 500®. The Fund intends to be diversified in approximately the same proportion as the S&P 500® is diversified. As a “non-diversified” fund, the Fund could invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500®. As of the date of this Prospectus, the S&P 500® is diversified, and therefore as of that same date, the Fund is managed as diversified solely in accordance with the S&P 500®. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index. For purposes of the 80% policy, the value of such derivative instruments shall be valued at their notional value.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index.
NEOS Gold High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through the combination of the following:

(i)	seeking to track the price of gold by investing up to 25% of the Fund’s assets in exchange-traded Gold ETPs (the “Gold ETPs”) primarily through a controlled foreign corporation and directly investing in Gold ETPs,

(ii)	seeking to track the price of gold through a synthetic options strategy through the combination of purchasing call options and selling put options on Gold ETPs with a notional value up to 75% of the Fund’s net assets; and

(iii)	providing high monthly income by utilizing a call options strategy, which primarily consists of selling (writing) call options on one or more Gold ETPs with a notional value between 50% to 100% of the Fund’s net assets.

The Fund also earns income from collateral, in the form of U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, it maintains in connection with the synthetic options strategy and synthetic covered call options strategy.

The Fund is deemed to be concentrated because it holds more than 25% of its net assets in investments that provide exposure to the gold bullion industry.

Gold ETPs

Gold ETPs are funds that track the price of gold by directly holding actual gold bars as their underlying asset. Gold ETPs seek to provide the performance of the price of gold bullion before the payment of fees and expenses. The price of a Gold ETP fluctuates with the price of gold bullion. The shares of the Gold ETPs are listed, traded and cleared on regulated U.S. exchanges. Gold ETPs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”) and are passively managed investment vehicles.

The Fund seeks to track the price of gold by holding shares of the Gold ETPs in a wholly owned and controlled foreign subsidiary of the Fund organized under the laws of the Cayman Islands, called the NEOS Gold High Income Portfolio CFC (the “Cayman Subsidiary”). The Fund may also hold shares of the Gold ETPs directly, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies.

Subsidiary

The Fund may invest up to 25% of its total assets (measured at the time of investment) in the Cayman Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Cayman Subsidiary is advised by NEOS Investments LLC (the “Adviser”), which is also the investment adviser for the Fund. Unlike the Fund, the Cayman Subsidiary may directly invest without limitation in Gold ETPs; however, the Cayman Subsidiary will comply with the same derivatives rule requirements under the Investment Company Act of 1940, as amended (“1940 Act”), when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals).

Options on Gold ETPs

There are two parts to the Gold ETP options strategy: (1) utilizing a “synthetic strategy” to gain exposure to gold, and (2) writing (selling) call options on the Gold ETPs to generate high monthly income for the Fund.

To implement the synthetic options strategy and synthetic covered call strategy discussed above, the Fund invests in traditional exchange-traded options and/or FLexible EXchange® options (“FLEX Options”) that utilize a Gold ETP as the reference asset. The Fund will only invest in options contracts including FLEX Options that are listed, traded and cleared on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options.

When the Fund sells (writes) a call option, it creates a contract between the option writer (the Fund) and the option buyer (counterparty). The writer of the call option receives an amount (premium) for writing the option. The contract provides the counterparty with the right to buy the reference asset (here, the Gold ETPs) for a pre-specified price (strike price) by a pre-specified date (expiration date). However, no obligation is created for the counterparty, who is not forced to buy the reference asset (exercising the option) by the expiration date. If the price of the reference asset is greater than the strike price at the expiration date, the counterparty will exercise their option. This obligates the writer to sell the reference asset to the counterparty (buyer) at the pre-specified price, which will be at a price below the market price, resulting in a loss for the writer and an equivalent profit for the holder. If the price of the reference asset is lower than or equal to the strike price at the expiration date, the counterparty (buyer) will not exercise its option. It will expire as worthless, which results in a profit for the writer and an equivalent loss for the holder.

Synthetic Options Strategy

The Fund seeks to track the price of gold by creating synthetic exposure to Gold ETPs through the combination of purchasing call options and selling put options generally at the same strike price with the same expiration. This combination “synthetically” creates the upside and downside participation in the price returns of the Gold ETPs. The Fund will primarily gain exposure to increases in value experienced by the Gold ETPs through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Gold ETPs through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of the Gold ETPs both on the upside and downside.

Synthetic Covered Call Strategy

The Fund seeks to provide high monthly income by selling (writing) call options on Gold ETPs. In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. The Fund uses options contracts that use a Gold ETP as the reference asset. This distinction causes the Fund’s strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to the Gold ETPs. The Fund’s writing (selling) of call options on the Gold ETPs when executing the synthetic covered call strategy will limit the Fund’s ability to participate in increases in value of gold beyond a certain point. If the share price of the reference Gold ETP increases, the synthetic long exposure and Gold ETPs would allow the Fund to experience similar percentage gains. However, if the Gold ETP’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has written to generate income, the Fund will lose money on those written call positions, and the losses will, in turn, limit the upside return of the synthetic long exposure and Gold ETPs. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure, Gold ETPs and the call options written on the Gold ETPs) will limit the Fund’s participation in gains of gold beyond a certain point. This strategy effectively converts a portion of the potential upside of the price return growth of a Gold ETPs into current income. It is expected that the call options written by the Fund will generally have expirations of approximately one month and will be held to or close to expiration. The options that are not held to expiration will be replaced by similar options that have a later expiration.

The Adviser utilizes a proprietary, rules-based, systematic model to manage the Fund’s options positions. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses due to the movement of the Gold ETPs.

Collateral

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, as collateral. To the extent that the Fund directly invests in Gold ETPs (i.e., not through the Subsidiary), the Gold ETPs may also be eligible to be used as collateral.

In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from the Gold ETPs positions to offset realized taxable gains of the Gold ETPs.

The Fund does not invest in Gold directly.

The Fund is non-diversified.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Gold ETPs and/or options on the Gold ETPs. For purposes of the fund’s name policy, the value of such derivative instruments shall be valued at their notional value.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in Gold ETPs and/or options on the Gold ETPs. For purposes of the fund’s name policy, the value of such derivative instruments shall be valued at their notional value.
NEOS MSCI EAFE High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by (i) investing in one or more ETFs that seeks to track the MSCI EAFE Investable Market Index (the “International Index” or “Reference Index”), (the “International Underlying ETFs”), a portfolio of stocks that make up the International Index, or a combination thereof; and (ii) utilizing a call options strategy to provide high monthly income, which primarily consists of writing (selling) call options on the International Index. The Fund seeks equity appreciation through its investments in International Underlying ETFs and/or a portfolio of stocks that make up the International Index. The Fund seeks to generate high monthly income from the premiums earned from the call options as well as the dividends received from the Fund’s equity holdings.

International Equities

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies included in the International Index. The Fund executes this portion of the strategy by investing in one or more International Underlying ETFs and/or a portfolio of stocks that make up the International Index. The International Index is a free float-adjusted, market capitalization-weighted equity index that captures large-, mid-, and small-cap representation across developed markets countries around the world, excluding the United States and Canada. As of March 31, 2026, the International Index market capitalization range from approximately $2 million to $500 billion and a significant portion of the International Index was represented by securities of companies in the financials and industrials industries or sectors. As of March 31, 2026, the International Index included stocks of companies located in the following 21 developed market countries: Austria, Australia, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the International Index is concentrated. Because the Fund typically holds securities in proportion to their weight in the International Index, the Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the International Index.

The Fund, while not an index fund, will generally use a “replication” strategy by investing in the International Underlying ETFs, meaning the Fund will most often invest in one or more International Underlying ETFs, all of the component securities of the International Index in the same approximate proportions as in the International Index, or a combination thereof. However, the Fund may in limited circumstances use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the International Underlying ETFs whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the International Underlying ETFs as a whole, when the Adviser, believes it is in the best interests of the Fund (e.g., when replicating the International Index involves practical difficulties or substantial costs, an international constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the International Underlying ETFs).

Options Strategy

The Fund primarily executes the options strategy by writing (selling) covered call options. The call options are covered because the Fund owns shares of the International Underlying ETFs and/or a portfolio of stocks that make up the International Underlying ETFs at the time it sells the option. The Fund does not intend to write call options on the entire value of its international equity portfolio. The Fund’s writing (selling) of call options will limit the Fund’s ability to participate in increases in value of the International Index beyond a certain point. If the value of the International Underlying ETFs increases, the Fund’s exposure to the International Underlying ETFs would allow the Fund to experience similar percentage gains. However, if the value of the International Underlying ETFs appreciates beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s exposure to the International Index. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to the International Underlying ETFs and the written call options) will limit the Fund’s participation in gains of the International Index beyond a certain point. This strategy effectively converts a portion of the potential upside of the International Index into current income.

As an alternative to the covered call writing strategy, the Adviser may under certain circumstances enter a call spread strategy where it purchases long (bought) call options in addition to the written (sold) call options. The Adviser will seek to generate a net-credit in the call spread. The net credit is the difference between the premium received by the Fund from the sale of the call options and the cost of buying the long, out-of-the-money call options. The goal of the options strategy is to generate high monthly income in a tax efficient manner. The strategy also offers the potential for upside participation when the Reference Index appreciates. The Fund seeks tax efficient returns by utilizing options that qualify as “Section 1256 Contracts.” If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Internal Revenue Code rules, they will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce a capital gain or loss, such gain or loss on the 1256 Contracts open at the end of the year, or terminated during the year, are treated as 60% long term gains and 40% short term gains. Such favorable tax treatment is regardless of how long the Contracts were held. The Fund may seek to take advantage of tax loss harvesting opportunities on its call options and/or equity positions. This can be accomplished by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options.

From time to time, NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), actively manages the written and purchased call options prior to their expiration in an attempt to capture gains and minimize losses due to the movement of the International Underlying ETFs.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies included in the International Index. The Fund may obtain its exposure to the International Index by purchasing one or more International Underlying ETFs, directly investing in the securities of companies included in the International Index, and/or derivatives linked to the International Index. For purposes of the 80% policy, the value of such derivative instruments shall be valued at their notional value. The Fund’s investment strategy may involve active and frequent trading resulting in high portfolio turnover.

The Fund is considered to be diversified. Because the Fund typically holds securities in proportion to their weight in the International Index, the Fund may be non-diversified or diversified at times, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), as a result of changes in the composition of the International Index. The Fund intends to be diversified in approximately the same proportion as the International Index is diversified. As a “non-diversified” fund, the Fund could invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the International Index. As of the date of this Prospectus, the International Index is diversified, and therefore as of that same date, the Fund is managed as diversified solely in accordance with the International Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies included in the International Index.
NEOS MLP & Energy Infrastructure High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by (i) investing in a portfolio of energy infrastructure master limited partnerships (“MLPs”) and energy infrastructure companies that make up the MerQube North America MLP & Energy Infrastructure Index (the “MLP & Energy Infrastructure Index” or “Reference Index”); and (ii) utilizing a call options strategy to provide high monthly income, which primarily consists of writing (selling) call options on one or more ETFs that invest principally in energy infrastructure MLPs (“MLP ETFs”). The Fund seeks appreciation in the energy infrastructure sector through its investments in the constituents of the MLP & Energy Infrastructure Index. The Fund seeks to generate high monthly income from the premiums earned from the call options on the MLP ETFs.

MLPs and Energy Infrastructure Companies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of energy infrastructure MLPs and energy infrastructure companies, which the Fund defines as those companies included in the MLP & Energy Infrastructure Index.

The MLP & Energy Infrastructure Index is a rules based, float-adjusted portfolio of US and Canadian MLPs, pipeline operators, LNG companies, and energy logistics firms, capturing both income and growth characteristics across the North American energy and midstream infrastructure sector. To be eligible for the MLP & Energy Infrastructure Index, securities must meet all of the following criteria:

1.	Have their domicile in a country classified by MerQube as Untied States of America or Canada described in the MerQube Country Classification Methodology
2.	Be an equity or MLP;
3.	Have, as their primary listing exchange, the New York Stock Exchange, Nasdaq Stock Market, or Toronto Stock Exchange;
4.	Have a minimum free float market capitalization of $1 billion;
5.	Have traded for a minimum of 3 months;
6.	Have a minimum of Three Month Average Daily Value Traded of $1.5 Million to be added or, if already a constituent, have a minimum of Three Month Average Daily Value Traded of $1 Million to remain; and
7.	Be classified in the Oil & Gas Transportation Services (NEC), LNG Transportation & Storage, Natural Gas Pipeline Transportation, or Gas Infrastructure Construction industries.

The eligible universe of securities is then sorted by descending order by free-float market capitalization and the top 25 securities are selected as constituents of MLP & Energy Infrastructure Index. If there are less than 25 eligible securities, then all securities are selected. Constituents are weighted according to their free float market capitalization. No single constituent will make up more than 10% of the weight of the MLP & Energy Infrastructure Index, and MLPs in the aggregate will constitute no more than 25% of the weight of the MLP & Energy Infrastructure Index.

MLPs that are constituents of the MLP & Energy Infrastructure Index are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and other natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation.

The Fund, while not an index fund, will generally use a “replication” strategy by investing in all of the component MLPs and equity securities of the MLP & Energy Infrastructure Index in the same approximate proportions as in the MLP & Energy Infrastructure Index. However, the Fund may in limited circumstances use a “representative sampling” strategy, meaning it may invest in a sample of the constituents of the MLP & Energy Infrastructure Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the MLP & Energy Infrastructure Index as a whole, when the Adviser, believes it is in the best interests of the Fund (e.g., when replicating the MLP & Energy Infrastructure Index involves practical difficulties or substantial costs, a constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the MLP & Energy Infrastructure Index).

An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The Fund will be a limited partner (or a member) in the MLPs in which it invests. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Thus, the MLPs themselves generally do not pay U.S. federal income taxes, but investors (like the Fund) that hold interests in MLPs are generally subject to tax on their allocable shares of the MLPs’ income and gains. Currently, most MLPs operate in the energy and/or natural resources sectors.

To qualify as a MLP and not to be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of minerals or other natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Cash that is distributed in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis.

Unlike direct investments in MLPs, income and losses from the Fund’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Fund will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Fund shareholders, be treated as engaged in the business conducted by the underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. Individuals and certain other non-corporate investors will be entitled to a 20% deduction against taxable income allocated from direct investments in MLPs. Neither the Fund directly nor the Fund’s shareholders indirectly will be entitled to this deduction with respect to the Fund’s MLP investments.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the MLP & Energy Infrastructure Index concentrates in an industry or group of industries. As of the date of this prospectus, the Fund was concentrated in the energy sector the Oil & Gas Transportation Services (NEC), LNG Transportation & Storage, Natural Gas Pipeline Transportation, or Gas Infrastructure Construction industries.

The MLP & Energy Infrastructure Index is calculated and administered by MerQube Inc. (“MerQube”), which is not affiliated with the Fund or the Adviser. MerQube determines the components and the relative weightings of the securities in the MLP & Energy Infrastructure Index subject to the MLP & Energy Infrastructure Index methodology and publishes information regarding the MLP & Energy Infrastructure Index. The MLP & Energy Infrastructure Index is rebalanced quarterly, but may be adjusted more frequently under extraordinary circumstances, consistent with the MLP & Energy Infrastructure Index methodology.

Options Strategy

To implement the options strategy, the Fund invests in traditional exchange-traded options and/or FLexible EXchange® options (“FLEX Options”) that utilize an MLP ETF as the reference asset. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options.

The Fund’s writing (selling) of call options on an MLP ETF will limit the Fund’s ability to participate in increases in value of the MLP & Energy Infrastructure Index beyond a certain point. If the share price of the reference MLP ETF increases, the Fund’s long exposure to the MLP & Energy Infrastructure Index would allow the Fund to experience similar percentage gains. However, if the MLP ETF’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has written to generate income, the Fund will lose money on those written call positions, and the losses will, in turn, limit the upside return of the MLP & Energy Infrastructure Index. As a result, the Fund’s overall strategy (i.e., the combination of long exposure to the MLP & Energy Infrastructure Index and the call options written on the MLP ETFs) will limit the Fund’s participation in gains of the MLP & Energy Infrastructure Index beyond a certain point. This strategy effectively converts a portion of the potential upside of the price return growth of the MLP & Energy Infrastructure Index into current income. It is expected that the call options written by the Fund will generally have expirations of approximately one month and will be held to or close to expiration. The options that are not held to expiration will be replaced by similar options that have a later expiration.

The Fund seeks to achieve high monthly income in a tax efficient manner by utilizing options that qualify as “Section 1256 Contracts.” If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Internal Revenue Code rules, they will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce a capital gain or loss, such gain or loss on the 1256 Contracts open at the end of the year, or terminated during the year, are treated as 60% long term gains and 40% short term gains. Such favorable tax treatment is regardless of how long the Contracts were held. The Fund may seek to take advantage of tax loss harvesting opportunities on its call options and/or equity positions. This can be accomplished by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options.

There is no guarantee that the Fund’s investment strategy will generate high monthly income.

From time to time, NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), actively manages the written and purchased call options prior to their expiration in an attempt to capture gains and minimize losses due to the movement of the MLP & Energy Infrastructure Index.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of energy infrastructure MLPs and energy infrastructure companies, which the Fund defines as those companies included in the MLP & Energy Infrastructure Index. The Fund’s investment strategy may involve active and frequent trading resulting in high portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of energy infrastructure MLPs and energy infrastructure companies, which the Fund defines as those companies included in the MLP & Energy Infrastructure Index.
NEOS Ethereum High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by:

(i) investing in exchange-traded spot Ether ETPs (the “Spot Ether ETPs”) primarily through a controlled foreign corporation and in some cases by directly investing in Spot Ether ETPs,

(ii) obtaining indirect exposure to Ether by employing an options strategy that consists of selling (writing) put options and buying call options generally at the same strike price on one or more Ether-related instruments (defined below), and

(iii) utilizing a call options strategy to provide high monthly income, which primarily consists of selling (writing) call options on one or more Ether-related instruments.

The Fund does not invest in Ether directly.

Spot Ether ETPs

Spot Ether ETPs are funds that track the price of Ether by directly holding actual Ether (called “spot”) as their underlying asset. Spot Ether ETPs seek to provide the performance of the price of Ether before the payment of fees and expenses. The price of the Spot Ether ETP fluctuates with the price of Ether in crypto asset markets. The Fund will hold shares of the Spot Ether ETPs in a wholly owned and controlled foreign subsidiary of the Fund organized under the laws of the Cayman Islands (the NEOS Ethereum High Income Portfolio CFC (the “Cayman Subsidiary” or “Subsidiary”). The Fund may also hold shares of the Spot Ether ETPs directly, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies.

The Fund expects to gain indirect exposure to the Spot Ether ETPs by investing up to 25% of its total assets (measured at the time of investment and at the end of each fiscal quarter) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is advised by the Adviser. Unlike the Fund, the Subsidiary may directly invest without limitation in Spot Ether ETPs; however, the Subsidiary will comply with the same derivatives rule requirements under the Investment Company Act of 1940, as amended (“1940 Act”), when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals).

Options on Ether Related Instruments

There are two parts to the Ether options strategy: (1) utilizing a “synthetic strategy” to gain exposure to Ether, and (2) writing (selling) call options on one or more Ether-related instruments to generate high monthly income for the Fund. An “Ether-related instrument” is defined as: Ether, an ETF that principally invests in Ether futures contracts (“Ether Futures ETFs”), Spot Ether ETPs, or an index that uses Ether, Ether Futures ETFs, and/or Spot Ether ETPs as the reference asset (each, an “Ether Index”).

When the Fund sells (writes) a call option, it creates a contract between the option writer (the Fund) and the option buyer (counterparty). The writer of the call option receives an amount (premium) for writing the option. The contract provides the counterparty with the right to buy the reference asset for a pre-specified price (strike price) by a pre-specified date (expiration date). However, no obligation is created for the counterparty, who is not forced to buy the reference asset (exercising the option) by the expiration date. If the price of the reference asset is greater than the strike price at the expiration date, the counterparty will exercise their option. This obligates the writer to sell the reference asset to the counterparty (buyer) at the pre-specified price, which will be at a price below the market price, resulting in a loss for the writer and an equivalent profit for the holder. If the price of the reference asset is lower than or equal to the strike price at the expiration date, the counterparty (buyer) will not exercise its option. It will expire as worthless, which results in a profit for the writer and an equivalent loss for the holder.

To implement the Ether options strategy, the Fund invests in traditional exchange-traded options and, FLexible EXchange® options (“FLEX Options”) that utilize an Ether-related instrument as the reference asset. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Synthetic Options Strategy

The Fund primarily derives its long exposure to Ether by trading options that use an Ether-related instrument as the reference asset; however, the Fund may hold the Ether-related instrument directly. Because this portion of the Fund’s exposure to Ether is obtained via options instead of owning the reference asset, the Fund’s exposure is considered to be “synthetic.” The synthetic exposure is created through the combination of purchasing call options and selling put options generally at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the price returns of Ether. The Fund will primarily gain exposure to increases in value experienced by reference asset through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the reference asset through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of the reference asset both on the upside and downside.

Income Options Strategy

In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund will primarily derive its exposure to Ether through the use of options contracts that use an Ether-related instrument as the reference asset. This distinction causes the Fund’s income generating option strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to Ethereum. The Fund’s writing (selling) of call options on an Ether-related instrument will limit the Fund’s ability to participate in increases in value of Ether beyond a certain point. If the share price of the reference asset increases, the above-referenced synthetic long exposure and Spot Ether ETP would allow the Fund to experience similar percentage gains. However, if the reference asset’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has written to generate income, the Fund will lose money on those written call positions, and the losses will, in turn, limit the upside return of the synthetic long exposure to Ether and Spot Ether ETPs. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to Ether, long exposure to Spot Ether ETPs, and the call options written on an Ether-related instrument) will limit the Fund’s participation in gains of Ether beyond a certain point. This strategy effectively converts a portion of the potential upside of the price return Ether into current income. It is expected that the call options written by the Fund will generally have expirations of approximately one month and will be held to or close to expiration. The options that are not held to expiration will be replaced by similar options that have a later expiration.

The Adviser utilizes a proprietary, rules-based, systematic model to manage the Fund’s options positions. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses due to the movement of the Ether Futures ETFs.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, as collateral. To the extent that the Fund directly invests in Spot Ether ETPs (i.e., not through the Subsidiary), the Spot Ether ETPs may also be eligible to be used as collateral. The Fund has the ability to write call options on 25% to 100% of the net asset value of the Fund, although the Fund may be outside of this range from time to time because of market or other conditions.

In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from the Spot Ether ETPs and/or Ether Futures ETF positions to offset realized taxable gains of the Spot Ether ETPs and/or Ether Futures ETFs.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Spot Ether ETPs and/or options on Ether-related instruments. For purposes of the Fund’s 80% policy, the value of such derivative instruments shall be valued at their notional value.

The Fund is non-diversified, meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

About Ethereum

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol (see the section entitled “The Ethereum Protocol” for more detail on the Ethereum Protocol).

The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ether futures contracts in which the Fund invests may reflect the impact of these forks.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in Spot Ether ETPs and/or options on Ether-related instruments.
NEOS Long/Short Equity Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective pursuant to an equity long / short strategy whereby the Fund takes both long and short positions in mid- and large cap U.S. exchange-traded equity securities while also employing an options strategy to generate high monthly income. The Fund defines equity securities as common stock, preferred stock, and ETFs that invest primarily in the preceding (collectively, referred to as “equities”).

Long/Short Strategy

The adviser utilizes a proprietary investment process and publicly available information to identify equities with the best expected returns for the long portfolio and equities with the lowest expected returns for the short portfolio.

Long Portfolio

The long portfolio of the Fund will be comprised of equity positions in approximately 30 listed companies. The Fund is not limited with respect to the size of a position in a single issuer of equities; however, the Fund generally limits any single position to a range from 3% to 7% of the Fund’s total assets. When taking a long position, the adviser relies on a bottom-up approach to determine whether and when to buy and sell equities. The adviser selects equities that in its view have the best expected returns based on a mixture of factors including quality of management of the issuer, earnings and cash flow of the issuer, shareholder yield or projected yield, balance sheet strength, trading patterns for companies, and certain trends that are expected to impact sectors and/or companies. Generally, after the Fund sells a portfolio security, it will not purchase the same security for the Fund for at least 30 days.

Short Portfolio

The short portfolio of the Fund will be comprised of positions in approximately 30 listed companies. The Fund is not limited with respect to the size of a position in a single issuer; however, the Fund generally limits its short positions in a single issuer to a range of 1.5% to 3% of the Fund’s total assets. The Fund generally takes a short position in a company’s equities when such company has the opposite characteristics the adviser considers for long positions—poor cash flow, weak balance sheets, adverse conditions impacting a sector, and other factors that indicate negative performance.

The Fund maintains a short position in a given company until the adviser’s proprietary process indicates a positive or less negative fundamental factor or outlook for the company, the company’s sector, or the market in general has changed or the proprietary process indicates a better opportunity for shorting the equity of another company is available.

Long/Short Mix

The Fund seeks to maintain gross exposure (the market value of the Fund’s long positions plus the market value of the Fund’s short positions) at least at 80% and, under normal circumstances, anticipates exposure will remain fixed at 120% long and 55% short. The adviser rebalances the long/short strategy weekly based on proprietary indicators but may rebalance more frequently to reduce company or industry specific concentration or other risks.

On a day-to-day basis, for investment purposes and to cover its short position, the Fund may hold cash, cash-like instruments, or high-quality short term fixed income securities including U.S Government securities, money market instruments, repurchase agreements, corporate debt securities (e.g., commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality), and/or ETFs that invest in any of the preceding types of instruments.

Options Strategy

The Fund’s option strategy seeks to generate monthly income for the Fund in addition to the yield it receives from the long/short strategy. The options strategy utilizes a “put spread” consisting of the sale of exchange listed put options (“Short Puts”) with a notional value up to 100% of the Fund’s net assets and the purchase of put options (“Long Puts”). The adviser may actively manage the written and purchased SPX put options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® Index. The SPX options strategy is intended to generate high monthly income in a tax efficient manner. The Fund seeks tax efficient returns by utilizing index options that receive favorable tax treatment under Internal Revenue Code rules because they qualify as “Section 1256 Contracts.” Under these rules, each section 1256 contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, gains or losses on the Section 1256 contracts open at the end of the year, or terminated during the year, are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options. Opportunistically, the Fund may seek to take advantage of tax loss harvesting opportunities on the SPX put options.

The Fund’s options strategy is designed to seek to generate a positive return in rising and flat equity markets and may generate a positive return in equity markets that are modestly declining, assuming the net premium collected from the options sold and purchased exceeds the net cost to close the positions.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equities. For purposes of the 80% test, “equities” also includes options on common or preferred stock and options on an equity index.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equities.